Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant accounting policies [Abstract]
Discount rates and growth rates used to calculated recoverable amount for CGUs by segment
Accordingly, the following table provides a summary of the discount rates used (WACC) and growth rates to calculate the recoverable amount for CGUs with the operating segment to which it pertains:

Operating segment	Discount rate	Growth rate
EMEA	4% - 6%	0%
North America	4% - 6%	0%
South America	5% - 7%	0%